CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenue	$ 45,801	288,269	315,789	282,911
Cost of revenue	(6,110)	(38,458)	(37,304)	(35,625)
Gross profit	39,691	249,811	278,485	247,286
Operating expenses
Research and development costs	(2,500)	(15,737)	(13,504)	(8,297)
Selling, marketing and distribution expenses	(22,916)	(144,228)	(145,549)	(110,513)
General and administrative expenses	(11,311)	(71,188)	(53,527)	(47,582)
Total operating expenses	(36,727)	(231,153)	(212,580)	(166,392)
Operating profit	2,964	18,658	65,905	80,894
Interest income	240	1,508	1,198	1,372
Interest expense	(492)	(3,096)	(7,147)	(3,327)
Foreign exchange gain (losses)	(817)	(5,142)	(5,825)	178
Other income (losses), net	(2,129)	(13,400)	2,473	2,836
Income (loss) before income tax expense	(234)	(1,472)	56,604	81,953
Income tax expense	(2,012)	(12,662)	(10,606)	(16,858)
Net income (loss)	(2,246)	(14,134)	45,998	65,095
Net loss attributable to non-controlling interest	(20)	(128)	(64)
Net income (loss) attributable to China Nuokang Bio-Pharmaceutical Inc.	(2,226)	(14,006)	46,062	65,095
Accretion of Series A convertible redeemable preference shares				(13,886)
Net income (loss) attributable to ordinary shareholders	$ (2,226)	(14,006)	46,062	51,209
Net income (loss) per share
Basic	$ (0.01)	(0.09)	0.30	0.52
Diluted	$ (0.01)	(0.09)	0.30	0.51
Weighted average ordinary shares used in net income (loss) per share computation
Basic	155,872,950	155,872,950	158,466,428	98,885,045
Diluted	155,872,950	155,872,950	158,797,628	99,725,253